Lease liabilities (Details) - USD ($)		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Recognized expense relating to short-term leases		$ 407,898	$ 435,491
Operating lease term	3 years